Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 7,029	£ 4,235	£ 4,566
Assets held for trading [member] | Liabilities held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	5,342	2,941	3,292
Financial assets designated at fair value [member] | Financial liabilities designated at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	700	256	267
Financial assets mandatorily at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 987	£ 1,038	£ 1,007